Submission	Sep. 10, 2026
Submission [Line Items]
Central Index Key	0001288855
Registrant Name	OptimumBank Holdings, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES